Offerings - Offering: 1	Aug. 29, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	68,000
Proposed Maximum Offering Price per Unit	256.93
Maximum Aggregate Offering Price	$ 17,471,240.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 2,578.75
Offering Note	Calculated in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), based upon the average of the high and low price per share of the Registrant’s ordinary shares on the Nasdaq Global Select Market August 28, 2024. The registration fee is calculated in accordance with Rule 457(r) under the Securities Act and represents deferred payment of the registration fees in connection with the Registrant’s Registration Statement on Form F-3 (Reg. No. 333-277915)